Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,482,448)	$ (18,359,602)	$ (10,786,982)
Adjustments to reconcile net income from operations to net cash provided by (used in) operating activities:
Depreciation and amortization	2,016,719	1,451,572	952,204
Provision for doubtful accounts	1,100,606	191,148	3,293,600
Share based compensation	6,335,246	1,473,976	2,351,890
Loss from disposal of property and equipment	4,661	1,548	18,916
Deferred tax benefit	(174,076)	(80,641)	(224,511)
Change in fair value of convertible debt	1,508,229	15,258,333
Accrued interest of convertible debt	226,775
Gain from disposition of a subsidiary	(714)
Changes in assets and liabilities:
Notes receivable		217,259	91,197
Accounts receivable	(10,459,509)	(2,004,618)	714,690
Contract costs	4,088,073	(795,174)	(3,022,727)
Prepayments, deposits and other assets	(70,480)	(1,196,470)	616,243
Accounts payable	(4,444,198)	3,010,706	3,772,182
Accounts payable-related party	725,362
Bills payable			(465,598)
Accrued expenses and other current liabilities	(1,359,673)	860,110	395,781
Prepaid expense – related parties		813,038	(812,579)
Taxes payable	15,089	(216,624)	13,160
Deferred revenue	220,459	158,474	(312,305)
Customer deposits	(11,507)	268,706	144,245
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(9,761,386)	1,051,741	(3,260,594)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to third parties	1,653,246	(64,281,291)	(692,230)
Purchases of property and equipment	(4,894,563)	(1,623,312)	(2,901,891)
Proceeds from disposal of property and equipment	1,907	70
NET CASH USED IN INVESTING ACTIVITIES	(3,239,410)	(65,904,533)	(3,594,121)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	4,340,547	6,517,739	1,592,300
Repayments of bank loans	(4,650,586)	(3,765,757)	(1,519,955)
Proceeds from Initial Public Offering			10,062,500
Payment of Initial Public Offering costs			(2,040,513)
Proceeds from private placement	5,128,477	17,600,000
Proceeds from issuance of convertible note	6,860,000	50,000,000
Payments to related parties	(681,473)	(308,284)	(370,000)
Proceeds from related parties			159,944
Loan from third party	465,059
Capital contribution by non-controlling shareholder	247	91	129
NET CASH PROVIDE BY FINANCING ACTIVITIES	11,462,271	70,043,789	7,884,405
EFFECT OF EXCHANGE RATE CHANGES	205,069	(2,745,717)	(103,426)
(DECREASE) NET INCREASE IN CASH AND RESTRICTED CASH	(1,333,456)	2,445,280	926,264
CASH AND RESTRICTED CASH - beginning of year	8,389,704	5,944,424	5,018,160
CASH AND RESTRICTED CASH - end of year	7,056,248	8,389,704	5,944,424
Cash paid for:
Interest	211,197	203,289	123,278
Income taxes	3,836	15,706	107,074
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Reclassification of deferred offering costs to additional paid in capital			400,640
Warrants issued to placement agents in connection with the Company’s Initial Public Offering			356,200
Conversion of convertible loans	6,343,172
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	6,960,996	8,389,704	5,772,055
Restricted cash	95,252		172,369
Total cash and restricted cash	$ 7,056,248	$ 8,389,704	$ 5,944,424